LoCorr Macro Strategies Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 9.70%
321 Henderson Receivables I LLC
Series 2006-1A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	03/15/2041	0.28%	$229,850	$228,665
Series 2006-4A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	12/15/2041	0.28%	257,492	256,952
Series 2004-A A1 (1 Month LIBOR USD + 0.350%) (a)(c)	09/15/2045	0.43%	65,277	64,763
American Express Credit Account Master Trust, 2019-1 A	10/15/2024	2.87%	2,390,000	2,419,696
American Homes 4 Rent Trust, 2014-SFR2 A (a)	10/17/2036	3.79%	734,237	775,067
AmeriCredit Automobile Receivables Trust
Series 2020-3 A-3	06/18/2025	0.53%	5,420,000	5,433,126
Series 2021-2 A3	12/18/2026	0.34%	5,010,000	4,996,338
AMSR Trust, 2020-SFR1 A (a)	04/17/2037	1.82%	499,521	503,975
Angel Oak Mortgage Trust LLC, 2020-5 A3 (a)(d)	05/25/2065	2.04%	314,171	316,506
Bank of America Credit Card Trust, 2021-A1 A1	09/15/2026	0.44%	2,120,000	2,114,746
Carmax Auto Owner Trust
Series 2019-1 A3	03/15/2024	3.05%	1,114,488	1,128,037
Series 2020-1 A3	12/16/2024	1.89%	4,150,000	4,208,614
CarMax Auto Owner Trust, 2021-4 A3	09/15/2026	0.56%	3,805,000	3,794,752
Carvana Auto Receivables Trust, 2021-P2 A3	03/10/2026	0.49%	6,120,000	6,114,100
Chase Issuance Trust, 2020-A1 A1	01/15/2025	1.53%	3,850,000	3,914,307
Citibank Credit Card Issuance Trust, 2018-A3 A3	05/23/2025	3.29%	3,500,000	3,670,905
Corevest American Finance Trust, 2020-1 A1 (a)	03/17/2050	1.83%	418,456	424,954
DB Master Finance LLC, 2019-1A A2I (a)	05/20/2049	3.79%	1,974,700	1,983,205
Diamond Resorts Owner Trust
Series 2018-1 A (a)	01/21/2031	3.70%	914,284	946,749
Series 2021-1A A (a)	11/21/2033	1.51%	2,327,673	2,331,256
Discover Card Execution Note Trust, 2018-A2 A2 (1 Month LIBOR USD + 0.330%) (c)	08/15/2025	0.41%	2,775,000	2,783,130
Entergy New Orleans Storm Recovery Funding LLC, 2015-1 A	06/01/2027	2.67%	682,054	692,261
Ford Credit Auto Lease Trust, 2019-B A3	10/15/2022	2.22%	256,451	256,660
Ford Credit Auto Owner Trust, 2018-2 A (a)	01/15/2030	3.47%	1,400,000	1,474,396
GM Financial Consumer Automobile Receivables Trust
Series 2020-2 A2B (1 Month LIBOR USD + 1.050%) (c)	03/16/2023	1.13%	19,678	19,687
Series 2020-1 A3	09/16/2024	1.84%	1,351,911	1,363,750
Series 2021-1 A-3	10/16/2025	0.35%	3,640,000	3,640,648
Series 2021-3 A-3	06/16/2026	0.48%	5,370,000	5,362,025
Hilton Grand Vacations Trust, 2019-AA A (a)	07/25/2033	2.34%	1,944,088	1,994,949
Honda Auto Receivables Owner Trust
Series 2019-1 A3	03/20/2023	2.83%	1,780,133	1,795,299
Series 2020-3 A3	10/18/2024	0.37%	6,550,000	6,557,315
Hyundai Auto Receivables Trust, 2020-C A3	05/15/2025	0.38%	5,520,000	5,523,985
Invitation Homes Trust
Series 2017-SFR2 A (1 Month LIBOR USD + 0.850%) (a)(c)	12/19/2036	0.93%	479,482	479,557
Series 2018-SFR2 A (1 Month LIBOR USD + 0.900%) (a)(c)	06/18/2037	0.98%	2,383,058	2,386,355
Series 2018-SFR3 A (1 Month LIBOR USD + 1.000%) (a)(c)	07/17/2037	1.08%	2,746,007	2,750,609
Series 2018-SFR4 A (1 Month LIBOR USD + 1.100%) (a)(c)	01/19/2038	1.18%	906,945	908,340
Morgan Stanley Capital I Trust, 2004-HE6 M1 (1 Month LIBOR USD + 0.825%) (c)	08/25/2034	0.64%	463,095	459,658
MVW Owner Trust
Series 2019-1A A (a)	11/20/2036	2.89%	855,266	879,033
Series 2019-2A A (a)	10/20/2038	2.22%	1,228,673	1,248,907
Series 2021-1WA A (a)	01/22/2041	1.14%	3,266,142	3,266,943
Navient Student Loan Trust, 2021-A A (a)	05/15/2069	0.84%	3,195,935	3,190,955
PFS Financing Corp.
Series 2020-F A (a)	08/15/2024	0.93%	3,150,000	3,167,078
Series 2020-G A (a)	02/17/2026	0.97%	2,288,000	2,301,168
Series 2021-B A (a)	08/17/2026	0.78%	3,550,000	3,537,891
Progress Residential Trust, 2019-SFR4 B (a)	11/17/2036	2.94%	1,300,000	1,318,293
Santander Drive Auto Receivables Trust, 2020-4 A-3	07/15/2024	0.48%	4,640,000	4,644,820
Sierra Receivables Funding LLC, 2018-3A A (a)	09/20/2035	3.69%	927,822	965,691
SoFi Professional Loan Program LLC
Series 2016-C A2B (a)	12/27/2032	2.36%	321,765	324,221
Series 2016-D A2B (a)	04/25/2033	2.34%	445,283	452,601
Series 2016-A A2 (a)	12/26/2036	2.76%	942,390	948,820
SoFi Professional Loan Program Trust, 2021-B AFX (a)	02/15/2047	1.14%	2,250,000	2,247,525
Taco Bell Funding LLC, 2021-1A A21 (a)	08/25/2051	1.95%	5,870,000	5,863,478
Tesla Auto Lease Trust
Series 2020-A A2 (a)	05/20/2023	0.55%	1,564,033	1,565,618
Series 2021-A B (a)	03/20/2025	1.02%	2,900,000	2,909,207
Toyota Auto Receivables Owner Trust, 2020-B A2	12/15/2022	1.38%	756,100	756,773
Toyota Lease Owner Trust, 2021-B A-3 (a)	10/21/2024	0.42%	6,185,000	6,184,949
Tricon American Homes Trust
Series 2017-SFR1 A (a)	09/19/2034	2.72%	2,739,143	2,737,461
Series 2017-SFR2 A (a)	01/18/2036	2.93%	485,181	493,413
Series 2017-SFR2 B (a)	01/18/2036	3.28%	650,000	660,160
Verizon Owner Trust
Series 2018-A A1A	04/20/2023	3.23%	733,235	735,980
Series 2019-B A1A	12/20/2023	2.33%	1,792,247	1,808,518
Series 2019-C A1A	04/20/2024	1.94%	705,000	711,962
Series 2020-A A1A	07/20/2024	1.85%	6,765,000	6,854,243
TOTAL ASSET BACKED SECURITIES (Cost $143,079,234)				143,851,045

CORPORATE BONDS: 24.03%
Agriculture: 0.36%
BAT Capital Corp.	08/15/2024	3.22%	1,125,000	1,192,453
BAT International Finance PLC (b)	03/25/2026	1.67%	4,085,000	4,085,570
				5,278,023
Auto Manufacturers: 0.55%
Daimler Finance North America LLC (a)	03/01/2024	0.75%	1,275,000	1,277,217
General Motors Financial Co., Inc.	06/20/2025	2.75%	3,845,000	4,018,581
Volkswagen Group of America Finance LLC (a)	11/22/2023	0.88%	1,075,000	1,080,297
Volkswagen Group of America Finance LLC (a)	11/24/2025	1.25%	1,800,000	1,791,188
				8,167,283
Banks: 12.85%
Banco Santander SA (b)	02/23/2023	3.13%	2,800,000	2,899,540
Banco Santander SA (b)	05/28/2025	2.75%	1,015,000	1,064,337
Bank of America Corp.	10/21/2022	2.50%	3,680,000	3,683,934
Bank of America Corp.	01/11/2023	3.30%	4,240,000	4,399,949
Bank of America Corp. (3 Month LIBOR USD + 0.930%) (c)	07/21/2023	2.82%	2,150,000	2,190,893
Bank of America Corp. (SOFR + 0.740%) (c)	10/24/2024	0.81%	3,765,000	3,777,726
Bank of America Corp. (SOFR + 0.690%) (c)	04/22/2025	0.98%	10,065,000	10,117,168
Bank of America Corp. (SOFR + 1.150%) (c)	06/19/2026	1.32%	6,095,000	6,093,972
Bank of America Corp. (SOFR + 1.010%) (c)	10/24/2026	1.20%	3,925,000	3,893,993
Barclays PLC (1 Year CMT Rate + 0.800%) (b)(c)	12/10/2024	1.01%	3,025,000	3,038,643
BNP Paribas SA (3 Month LIBOR USD + 1.111%) (a)(b)(c)	11/19/2025	2.82%	2,740,000	2,871,605
Citigroup, Inc. (3 Month LIBOR USD + 0.722%) (c)	01/24/2023	3.14%	5,735,000	5,783,039
Citigroup, Inc. (3 Month LIBOR USD + 1.023%) (c)	06/01/2024	4.04%	4,140,000	4,378,298
Citigroup, Inc. (SOFR + 0.686%) (c)	10/30/2024	0.78%	2,490,000	2,499,338
Citigroup, Inc. (SOFR + 0.669%) (c)	05/01/2025	0.98%	5,530,000	5,547,156
Citigroup, Inc. (SOFR + 0.765%) (c)	01/28/2027	1.12%	1,610,000	1,586,859
Cooperatieve Rabobank UA (b)	11/09/2022	3.95%	2,130,000	2,210,912
Credit Suisse AG (b)	05/05/2023	1.00%	2,610,000	2,633,882
Credit Suisse AG (b)	08/09/2023	0.52%	1,975,000	1,976,876
Danske Bank A/S (1 Year CMT Rate + 1.730%) (a)(b)(c)	01/12/2023	5.00%	2,895,000	2,928,559
Deutsche Bank NY (b)	05/28/2024	0.90%	1,670,000	1,668,234
Federation des Caisses Desjardins du Quebec (a)(b)	05/21/2024	0.70%	2,935,000	2,930,818
Goldman Sachs Group, Inc.	01/22/2023	3.63%	3,685,000	3,839,972
Goldman Sachs Group, Inc.	02/23/2023	3.20%	4,935,000	5,112,660
Goldman Sachs Group, Inc. (SOFR + 0.572%) (c)	03/08/2024	0.67%	21,630,000	21,656,172
Goldman Sachs Group, Inc.	04/01/2025	3.50%	1,925,000	2,068,916
HSBC Bank Canada (a)(b)	09/10/2023	1.65%	2,000,000	2,026,735
HSBC Holdings PLC (SOFR + 0.708%) (b)(c)	05/24/2025	0.98%	670,000	668,413
HSBC Holdings PLC (SOFR + 1.538%) (b)(c)	04/18/2026	1.65%	750,000	753,769
HSBC Holdings PLC (SOFR + 1.929%) (b)(c)	06/04/2026	2.10%	4,900,000	5,005,514
ING Groep NV (b)	04/09/2024	3.55%	3,095,000	3,314,933
JP Morgan Chase & Co.	01/25/2023	3.20%	5,845,000	6,067,183
JP Morgan Chase & Co. (SOFR + 0.600%) (c)	09/16/2024	0.65%	450,000	451,088
JP Morgan Chase & Co. (SOFR + 0.420%) (c)	02/16/2025	0.56%	1,650,000	1,642,942
JP Morgan Chase & Co. (SOFR + 0.540%) (c)	06/01/2025	0.82%	3,575,000	3,573,861
JP Morgan Chase & Co. (SOFR + 0.800%) (c)	11/19/2026	1.05%	2,000,000	1,968,885
JP Morgan Chase & Co. (SOFR + 0.695%) (c)	02/04/2027	1.04%	2,120,000	2,078,468
Mitsubishi UFJ Financial Group, Inc. (1 Year CMT Rate + 0.680%) (b)(c)	09/15/2024	0.85%	3,025,000	3,038,219
Morgan Stanley	11/01/2022	4.88%	1,900,000	1,990,284
Morgan Stanley	01/23/2023	3.13%	4,775,000	4,942,530
Morgan Stanley (SOFR + 0.455%) (c)	01/25/2024	0.53%	4,700,000	4,703,134
Morgan Stanley (SOFR + 0.616%) (c)	04/05/2024	0.73%	5,590,000	5,608,616
Morgan Stanley (SOFR + 0.525%) (c)	05/30/2025	0.79%	2,440,000	2,432,169
NatWest Markets PLC (a)(b)	05/21/2023	2.38%	3,345,000	3,447,869
NatWest Markets PLC (a)(b)	08/12/2024	0.80%	1,500,000	1,496,746
Standard Chartered PLC (3 Month LIBOR USD + 1.080%) (a)(b)(c)	03/15/2024	3.89%	1,450,000	1,514,124
State Street Corp. (SOFR + 2.690%) (c)	03/30/2023	2.83%	2,010,000	2,034,483
Svenska Handelsbanken AB (a)(b)	06/30/2023	0.63%	1,860,000	1,868,789
Svenska Handelsbanken AB (a)(b)	06/11/2024	0.55%	2,500,000	2,493,486
Toronto-Dominion Bank (b)	09/10/2024	0.70%	2,575,000	2,569,496
Truist Financial Corp.	08/05/2025	1.20%	2,565,000	2,582,669
UBS AG/London (a)(b)	04/21/2022	1.75%	1,750,000	1,762,430
UBS AG/London (a)(b)	06/01/2023	0.38%	2,410,000	2,406,920
UBS AG/London (a)(b)	08/09/2024	0.70%	3,200,000	3,195,647
UBS Group AG (1 Year CMT Rate + 0.830%) (a)(b)(c)	07/30/2024	1.01%	600,000	603,840
Wells Fargo & Co.	02/13/2023	3.45%	3,420,000	3,559,095
				190,655,788
Biotechnology: 0.57%
Gilead Sciences, Inc.	09/29/2023	0.75%	4,915,000	4,915,236
Royalty Pharma PLC (b)	09/02/2023	0.75%	3,525,000	3,536,241
				8,451,477
Chemicals: 0.20%
DuPont de Nemours, Inc.	11/15/2023	4.21%	1,765,000	1,895,211
Westlake Chemical Corp.	08/15/2024	0.88%	1,120,000	1,121,442
				3,016,653
Diversified Financial Services: 1.69%
AerCap Ireland Capital/Global Aviation Trust (b)	01/15/2025	3.50%	4,420,000	4,649,420
AerCap Ireland Capital/Global Aviation Trust (b)	01/30/2026	1.75%	1,790,000	1,770,992
Air Lease Corp.	07/03/2023	3.88%	1,405,000	1,477,591
Air Lease Corp.	02/01/2024	4.25%	925,000	992,681
Capital One Bank	02/15/2023	3.38%	1,700,000	1,768,093
CDP Financial, Inc. (a)(b)	03/07/2022	2.75%	2,190,000	2,214,090
GE Capital International Funding Co. Unlimited Co. (b)	11/15/2025	3.37%	8,205,000	8,890,128
OMERS Finance Trust (a)(b)	05/02/2024	2.50%	1,930,000	2,023,663
Private Export Funding Corp.	06/15/2025	3.25%	1,255,000	1,343,615
				25,130,273
Electric: 0.55%
Eversource Energy	08/15/2025	0.80%	350,000	344,477
Exelon Generation Co. LLC	03/15/2022	3.40%	620,000	626,811
Exelon Generation Co. LLC	06/01/2025	3.25%	460,000	490,411
Southern California Edison Co.	08/01/2023	0.70%	2,550,000	2,552,782
Southern California Edison Co.	04/01/2024	1.10%	3,415,000	3,431,227
Southern California Edison Co.	02/01/2026	1.20%	700,000	693,243
				8,138,951
Food: 0.09%
Conagra Brands, Inc.	08/11/2023	0.50%	1,285,000	1,284,877

Healthcare - Products: 0.38%
DH Europe Finance II Sarl (b)	11/15/2024	2.20%	2,455,000	2,555,673
PerkinElmer, Inc.	09/15/2024	0.85%	3,130,000	3,130,140
				5,685,813
Healthcare - Services: 0.55%
Humana, Inc.	08/03/2023	0.65%	5,230,000	5,233,328
UnitedHealth Group, Inc.	05/15/2024	0.55%	2,920,000	2,920,102
				8,153,430
Insurance: 1.34%
Aon Corp.	11/15/2022	2.20%	1,660,000	1,693,880
Equitable Financial Life Global (a)	11/17/2023	0.50%	1,025,000	1,025,178
Equitable Financial Life Global (a)	07/07/2025	1.40%	2,435,000	2,447,335
Metropolitan Life Global Funding I (a)	06/07/2024	0.55%	3,170,000	3,163,594
Metropolitan Life Global Funding I (a)	07/02/2025	0.95%	2,355,000	2,326,375
Principal Life Global Funding II (a)	04/12/2024	0.75%	3,340,000	3,344,082
Protective Life Global Funding (a)	07/05/2024	0.78%	4,010,000	4,011,322
Voya Financial, Inc.	07/15/2024	3.13%	1,765,000	1,870,135
				19,881,901
Miscellaneous Manufacturing: 0.11%
Parker-Hannifin Corp.	06/14/2024	2.70%	1,540,000	1,616,471

Oil & Gas: 0.50%
Atmos Energy Corp. (3 Month LIBOR USD + 0.380%) (c)	03/09/2023	0.50%	1,035,000	1,035,141
Diamondback Energy, Inc.	12/01/2024	2.88%	1,865,000	1,957,944
Phillips 66	02/15/2024	0.90%	2,280,000	2,280,567
Saudi Arabian Oil Co. (a)(b)	04/16/2022	2.75%	2,150,000	2,174,910
				7,448,562
Packaging & Containers: 0.31%
Amcor Finance, Inc.	04/28/2026	3.63%	1,790,000	1,952,708
Berry Global, Inc. (a)	02/15/2024	0.95%	2,655,000	2,658,000
				4,610,708
Pharmaceuticals: 1.34%
AbbVie, Inc.	11/06/2022	2.90%	1,015,000	1,042,389
AbbVie, Inc.	11/21/2022	2.30%	1,805,000	1,842,005
AbbVie, Inc.	11/21/2024	2.60%	5,555,000	5,838,692
AbbVie, Inc.	05/14/2026	3.20%	1,260,000	1,359,015
Astrazeneca Finance LLC	05/28/2024	0.70%	4,025,000	4,029,933
Bristol-Myers Squibb Co.	11/13/2023	0.54%	1,855,000	1,855,333
CVS Health Corp.	08/12/2024	3.38%	3,630,000	3,872,864
				19,840,231
Pipelines: 0.44%
Enbridge, Inc. (b)	10/04/2023	0.55%	1,640,000	1,640,358
Energy Transfer Operating LP	05/15/2025	2.90%	790,000	827,797
MPLX LP	03/01/2026	1.75%	2,935,000	2,951,866
ONEOK, Inc.	09/01/2024	2.75%	1,175,000	1,231,331
				6,651,352
Real Estate Investment Trusts: 0.59%
American Tower Corp.	09/15/2025	1.30%	4,860,000	4,859,127
Camden Property Trust	12/15/2022	2.95%	1,457,000	1,490,238
Crown Castle International Corp.	07/15/2025	1.35%	1,010,000	1,014,406
Kilroy Realty LP	01/15/2023	3.80%	1,300,000	1,345,251
				8,709,022
Retail: 0.04%
7-Eleven, Inc. (a)	02/10/2024	0.80%	575,000	574,410

Software: 0.27%
Roper Technologies, Inc.	09/15/2024	2.35%	960,000	1,004,954
VMware, Inc.	08/15/2024	1.00%	2,990,000	2,999,848
				4,004,802
Telecommunications: 1.30%
NBN Co. Ltd. (a)(b)	10/08/2024	0.88%	2,585,000	2,576,811
NTT Finance Corp. (a)(b)	04/03/2026	1.16%	2,695,000	2,678,407
T-Mobile USA, Inc.	04/15/2025	3.50%	5,770,000	6,214,064
Verizon Communications, Inc.	11/20/2025	0.85%	5,505,000	5,442,637
Verizon Communications, Inc.	03/20/2026	1.45%	2,290,000	2,311,205
				19,223,124
TOTAL CORPORATE BONDS (Cost $353,744,163)				356,523,151

MORTGAGE BACKED SECURITIES: 11.17%
ACRE Commercial Mortgage Trust, 2021-FL4 A (1 Month LIBOR USD + 0.830%) (a)(b)(c)	12/18/2037	0.92%	2,175,156	2,167,519
Alen Mortgage Trust, 2021-ACEN A (1 Month LIBOR USD + 1.150%) (a)(c)	04/15/2038	1.23%	3,150,000	3,152,968
Angel Oak Mortgage Trust, 2020-1 M1 (a)(d)	12/25/2059	3.16%	1,915,000	1,920,274
Barclays Commercial Mortgage Securities LLC, 2015-VFM A1 (a)	03/12/2036	2.47%	1,105,136	1,124,602
BHP Trust, 2019-BXHP A (1 Month LIBOR USD + 0.975%) (a)(c)	08/15/2036	1.06%	2,366,383	2,366,385
BSREP Commercial Mortgage Trust, 2021-DC A (1 Month LIBOR USD + 0.950%) (a)(c)	08/16/2038	1.03%	4,330,000	4,338,733
BX Commercial Mortgage Trust
Series 2020-FOX A (1 Month LIBOR USD + 1.000%) (a)(c)	11/15/2032	1.08%	4,822,279	4,831,314
Series 2021-VOLT A (1 Month LIBOR USD + 0.700%) (a)(c)	09/15/2036	0.80%	5,250,000	5,252,572
Series 2019-XL A (1 Month LIBOR USD + 0.920%) (a)(c)	10/15/2036	1.00%	2,651,008	2,656,135
Citigroup Commercial Mortgage Trust, 2019-PRM B (a)	05/10/2035	3.64%	2,100,000	2,215,884
Comm Mortgage Trust
Series 2015-3BP A (a)	02/12/2035	3.18%	1,030,000	1,092,241
Series 2013-CR6 A4	03/10/2046	3.10%	615,000	625,326
Series 2013-CR10 A4 (d)	08/10/2046	4.21%	615,000	650,495
Series 2014-UBS2 AM	03/12/2047	4.20%	2,450,000	2,606,877
Series 2014-CR19 A5	08/12/2047	3.80%	1,380,133	1,484,607
Series 2014-LC17 A5	10/11/2047	3.92%	724,000	783,638
Series 2014-CR21 A3	12/10/2047	3.53%	1,667,396	1,768,447
Series 2015-CR27 AM	10/13/2048	3.98%	2,000,000	2,174,634
Credit Suisse Mortgage Capital Certificates, 2019-ICE4 A (1 Month LIBOR USD + 0.980%) (a)(c)	05/15/2036	1.06%	3,500,000	3,510,030
Extended Stay America Trust, 2021-ESH A (1 Month LIBOR USD + 1.080%) (a)(c)	07/15/2038	1.16%	1,193,789	1,197,159
Fannie Mae Aces
Series 2017-M7 A1	02/25/2027	2.60%	586,409	593,120
Series 2019-M6 A1	08/25/2028	3.30%	5,000,498	5,383,394
Fannie Mae Connecticut Avenue Securities
Series 2014-C02 1M2 (1 Month LIBOR USD + 2.600%) (c)	05/28/2024	2.69%	982,419	994,290
Series 2014-C03 1M2 (1 Month LIBOR USD + 3.000%) (c)	07/25/2024	3.09%	1,030,439	1,048,270
Series 2017-C02 2ED4 (1 Month LIBOR USD + 0.850%)(c)	09/25/2029	0.94%	857,790	838,186
Series 2017-C02 2ED3 (1 Month LIBOR USD + 1.350%) (c)	09/25/2029	1.44%	1,049,747	1,056,168
Series 2017-C05 1M2 (1 Month LIBOR USD + 2.200%) (c)	01/25/2030	2.29%	1,804,097	1,843,604
Series 2018-C01 1EB1 (1 Month LIBOR USD + 0.450%) (c)	07/25/2030	0.54%	1,738,000	1,722,874
FHLMC Multifamily Structured Pass Through Certificates
Series K059 A1	09/25/2025	2.76%	1,691,101	1,781,933
Series KC06 A1	02/25/2026	2.17%	4,064,042	4,171,954
Freddie Mac STACR Trust
Series 2018-DNA2 M2A (1 Month LIBOR USD + 2.150%) (a)(c)	12/26/2030	2.24%	1,900,000	1,915,595
Series 2018-DNA3 M2A (1 Month LIBOR USD + 2.100%) (a)(c)	09/25/2048	2.19%	1,950,000	1,969,654
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA2 M1 (1 Month LIBOR USD + 1.200%) (c)	10/25/2029	1.29%	476,775	476,931
Series 2018-HRP2 M3 (1 Month LIBOR USD + 2.400%) (a)(c)	02/25/2047	2.49%	2,000,000	2,036,455
Series 2019-HRP1 M2 (1 Month LIBOR USD + 1.400%) (a)(c)	02/25/2049	1.49%	947,596	953,338
FRESB Multifamily Mortgage Pass Through Certificates
Series 2016-SB17 A7F (d)	05/25/2023	2.15%	1,206,540	1,221,532
Series 2016-SB22 A7F (d)	09/25/2023	1.98%	2,976,976	3,026,894
Series 2017-SB32 A7F (d)	04/25/2024	2.44%	2,481,340	2,534,251
Series 2019-SB67 A5F (d)	07/25/2024	2.09%	2,625,243	2,664,438
Series 2019-SB69 A5F (d)	10/25/2024	2.25%	4,963,347	5,124,521
Series 2016-SB23 A10F (d)	09/25/2026	2.31%	1,734,512	1,776,665
GCT Commercial Mortgage Trust, 2021-GCT A (1 Month LIBOR USD + 0.800%) (a)(c)	02/15/2038	0.88%	3,850,000	3,853,880
GS Mortgage Securities Trust
Series 2017-SLP A (a)	10/12/2032	3.42%	3,000,000	3,064,695
Series 2019-600C A (a)	09/12/2034	2.94%	2,065,000	2,152,202
Series 2021-ROSS A (1 Month LIBOR USD + 1.150%) (a)(c)	06/16/2036	1.23%	5,000,000	5,004,975
Series 2013-GC16 B (d)	11/10/2046	5.16%	206,000	217,729
Series 2015-GC28 A5	02/10/2048	3.40%	1,000,000	1,070,805
Series 2015-GC28 AS	02/12/2048	3.76%	1,985,000	2,126,184
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2018-BCON A (a)	01/07/2031	3.73%	3,630,000	3,745,372
Series 2021-MHC A (1 Month LIBOR USD + 0.800%) (a)(c)	04/15/2038	0.88%	4,157,546	4,170,992
Series 2013-C15 A-S	11/17/2045	4.42%	3,325,000	3,545,774
Series 2013-C13 A4 (d)	01/18/2046	3.99%	513,180	538,238
Series 2014-C23 ASB	09/17/2047	3.66%	1,779,598	1,861,549
Series 2014-C22 AS	09/17/2047	4.11%	3,650,000	3,882,989
Series 2013-C10 AS	12/17/2047	3.37%	200,000	206,217
Series 2016-JP3 A-5	08/15/2049	2.87%	1,000,000	1,056,867
KKR Industrial Portfolio Trust, 2020-AIP D (1 Month LIBOR USD + 2.030%) (a)(c)	03/16/2037	2.11%	1,398,098	1,398,975
Ladder Capital Commercial Mortgage Trust, 2013-GCP A1 (a)	02/15/2036	3.57%	2,206,724	2,347,231
Merit, 2020-HILL A (1 Month LIBOR USD + 1.150%) (a)(c)	08/17/2037	1.23%	5,941,113	5,942,987
Morgan Stanley Capital I Trust, 2017-CLS A (1 Month LIBOR USD + 0.700%) (a)(c)	11/15/2034	0.78%	2,785,000	2,785,000
Natixis Commercial Mortgage Securities Trust, 2018-285M A (a)(d)	11/15/2032	3.92%	1,000,000	1,023,683
New Residential Mortgage Loan Trust
Series 2015-1A A3 (a)(d)	05/28/2052	3.75%	466,975	490,547
Series 2014-2A A3 (a)(d)	05/25/2054	3.75%	494,242	521,248
Series 2016-1A A1 (a)(d)	03/25/2056	3.75%	1,014,225	1,083,640
Series 2017-1A A1 (a)(d)	02/25/2057	4.00%	1,372,678	1,467,623
Series 2017-2A A3 (a)(d)	03/25/2057	4.00%	1,519,292	1,618,750
OBX Trust, 2018-1 A2 (1 Month LIBOR USD + 0.650%) (a)(c)	06/25/2057	0.74%	927,874	928,058
OPG TRUST, 2021-PORT B (a)(c)	10/15/2036	0.18%	5,550,000	5,503,960
PKHL Commercial Mortgage Trust, 2021-MF A (1 Month LIBOR USD + 0.880%) (a)(c)	07/15/2038	0.96%	5,750,000	5,751,722
Sequoia Mortgage Trust
Series 2017-1 A4 (a)(d)	02/25/2047	3.50%	32,838	32,816
Series 2019-5 A4 (a)(d)	12/25/2049	3.50%	123,998	124,206
Series 2020-1 A4 (a)(d)	02/25/2050	3.50%	137,114	137,281
Series 2020-2 A4 (a)(d)	03/25/2050	3.50%	343,801	345,527
UBS Commercial Mortgage Trust, 2012-C1 A3	05/12/2045	3.40%	850,269	851,963
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 B (a)(d)	03/12/2046	3.65%	265,000	268,458
Series 2013-C6 B (a)(d)	04/12/2046	3.88%	700,000	706,121
Verus Securitization Trust
Series 2020-1 A1 (a)(c)	01/25/2060	2.42%	1,482,456	1,500,142
Series 2020-1 A3 (a)(c)	01/25/2060	2.72%	1,804,621	1,823,816
Wells Fargo Commercial Mortgage Trust, 2012-LC5 AS	10/17/2045	3.54%	650,000	665,023
WFRBS Commercial Mortgage Trust
Series 2013-C13 AS	05/17/2045	3.35%	650,000	670,242
Series 2013-C14 A5	06/15/2046	3.34%	727,218	756,889
Series 2014-C24 A5	11/18/2047	3.61%	1,000,000	1,066,269
Series 2014-C22 AS (d)	09/17/2057	4.07%	350,000	375,886
TOTAL MORTGAGE BACKED SECURITIES (Cost $163,983,797)				165,740,438

MUNICIPAL BONDS: 0.75%
HAWAII ST	08/01/2025	1.03%	4,220,000	4,224,558
Miami Dade County Florida Aviation Refunding Taxable Series B	10/01/2023	2.37%	1,350,000	1,398,420
Nebraska Public Power District	01/01/2024	2.22%	1,700,000	1,763,537
Pennsylvania State University	09/01/2023	1.35%	2,945,000	2,998,590
Water Works Board of the City of Birmingham	01/01/2024	2.20%	695,000	722,010
TOTAL MUNICIPAL BONDS (Cost $10,912,830)				11,107,115

U.S. GOVERNMENT AGENCY ISSUES: 10.62%
Federal Farm Credit Banks	05/10/2023	0.13%	19,410,000	19,388,744
Federal Farm Credit Banks	06/26/2023	1.77%	5,135,000	5,268,648
Federal Farm Credit Banks	07/17/2023	2.88%	10,985,000	11,494,960
Federal Home Loan Banks	06/10/2022	2.13%	14,115,000	14,315,433
Federal Home Loan Banks	06/10/2022	2.75%	6,015,000	6,127,225
Federal Home Loan Banks	06/09/2023	3.25%	15,200,000	15,972,319
Federal Home Loan Banks	08/28/2023	0.13%	14,000,000	13,954,997
Federal Home Loan Banks	09/08/2023	3.38%	9,000,000	9,542,499
Federal Home Loan Banks	06/14/2024	1.75%	12,435,000	12,857,775
Federal Home Loan Banks	04/14/2025	0.50%	9,350,000	9,291,573
Federal Home Loan Mortgage Corp.	05/19/2023	0.25%	7,210,000	7,205,487
Federal Home Loan Mortgage Corp.	09/08/2023	0.25%	2,000,000	1,998,444
Federal Home Loan Mortgage Corp.	02/12/2025	1.50%	11,395,000	11,719,577
Federal National Mortgage Association	04/12/2022	2.25%	3,500,000	3,539,989
Federal National Mortgage Association	09/06/2022	1.38%	5,855,000	5,923,378
Federal National Mortgage Association	07/10/2023	0.25%	9,000,000	8,997,725
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $155,418,032)				157,598,773

U.S. GOVERNMENT NOTES: 30.95%
United States Treasury Note	03/31/2022	1.88%	955,000	963,580
United States Treasury Note	05/15/2022	1.75%	16,515,000	16,689,182
United States Treasury Note	07/15/2022	1.75%	4,615,000	4,675,211
United States Treasury Note	08/15/2022	1.50%	7,685,000	7,779,862
United States Treasury Note	09/15/2022	1.50%	6,785,000	6,875,378
United States Treasury Note	10/15/2022	1.38%	9,085,000	9,204,241
United States Treasury Note	10/31/2022	2.00%	5,210,000	5,316,235
United States Treasury Note	11/30/2022	0.13%	36,045,000	36,039,368
United States Treasury Note	03/31/2023	0.13%	84,780,000	84,700,519
United States Treasury Note	03/31/2023	1.50%	46,995,000	47,916,543
United States Treasury Note	06/30/2023	0.13%	3,335,000	3,329,007
United States Treasury Note	08/31/2023	0.13%	25,330,000	25,260,738
United States Treasury Note	09/30/2023	2.88%	36,730,000	38,612,412
United States Treasury Note	12/31/2023	2.63%	10,545,000	11,080,900
United States Treasury Note	02/15/2024	2.75%	5,000,000	5,280,859
United States Treasury Note	02/29/2024	2.38%	2,265,000	2,372,853
United States Treasury Note	03/31/2024	2.13%	4,320,000	4,503,263
United States Treasury Note	04/30/2024	2.00%	11,530,000	11,995,704
United States Treasury Note	05/15/2024	0.25%	12,530,000	12,467,839
United States Treasury Note	06/15/2024	0.25%	11,640,000	11,573,616
United States Treasury Note	06/30/2024	1.75%	1,885,000	1,951,122
United States Treasury Note	08/15/2024	0.38%	51,245,000	51,052,831
United States Treasury Note	09/15/2024	0.38%	15,460,000	15,391,155
United States Treasury Note	09/30/2024	1.50%	16,795,000	17,282,449
United States Treasury Note	11/15/2024	2.25%	12,000,000	12,629,531
United States Treasury Note	01/31/2025	1.38%	12,095,000	12,396,903
United States Treasury Note	02/15/2025	7.63%	1,500,000	1,851,211
TOTAL U.S. GOVERNMENT NOTES (Cost $456,745,388)				459,192,512

SHORT TERM INVESTMENT: 4.20%			Shares
MONEY MARKET FUND: 4.20%
STIT-Government & Agency Portfolio, Institutional Class, 0.03% (e)(f)			62,298,223	62,298,223
TOTAL MONEY MARKET FUND (Cost $62,298,223)				62,298,223
TOTAL SHORT TERM INVESTMENT (Cost $62,298,223)				62,298,223

TOTAL INVESTMENTS (Cost $1,346,181,667): 91.42%				1,356,311,257
Other Assets in Excess of Liabilities: 8.58% (g)				127,332,787
TOTAL NET ASSETS: 100.00%				$1,483,644,044

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2021, the value of these securities total $227,498,922 which represents 15.33% of total net assets.

(b)			Foreign issued security.
(c)			Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2021.
(d)			Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2021.
(e)			The rate quoted is the annualized seven-day effective yield as of September 30, 2021.
(f)			All or a portion of this security is held by LCMFS Fund Limited and pledged as collateral for derivative contracts. At September 30, 2021, the value of this security totals $12,232.
(g)			Includes assets and deposits with broker pledged as collateral for derivative contracts. At September 30, 2021, the value of these assets totals $134,324,409.

CMT			Constant Maturity Treasury
LIBOR			London Interbank Offered Rate
PLC			Public Limited Company
SOFR			Secured Overnight Financing Rate

LoCorr Macro Strategies Fund
Consolidated Schedule of Open Forward Currency Contracts
September 30, 2021 (Unaudited)

				Currency to be Received		Currency to be Delivered
	Notional	Counterparty	Forward	Currency	U.S. $ Notional Amount as of	Currency	U.S. $ Notional Amount on	Unrealized	Unrealized
	Amount	Abbreviation	Settlement Date	Abbreviation	September 30, 2021	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
	$86,813,753	DB	10/20/2021	AUD	$85,662,762	USD	$86,813,753	$–	$(1,150,991)
	26,341,647	BAML	12/17/2021	AUD	26,193,085	USD	26,341,647	–	(148,562)
	6,784,345	DB	10/20/2021	BRL	6,647,640	USD	6,784,345	–	(136,705)
	86,091,138	DB	10/20/2021	CAD	86,275,515	USD	86,091,138	184,377	–
	9,043,154	BAML	12/17/2021	CAD	9,076,440	USD	9,043,154	33,286	–
	209,700,090	DB	10/20/2021	CHF	207,122,444	USD	209,700,090	–	(2,577,646)
	7,042,565	BAML	12/17/2021	CHF	7,009,792	USD	7,042,565	–	(32,773)
	4,559,684	DB	10/20/2021	CLP	4,403,996	USD	4,559,684	–	(155,688)
	24,452,143	DB	10/20/2021	EUR	24,033,553	NOK	24,452,143	–	(418,590)
	4,517,657	DB	11/17/2021	EUR	4,521,860	NOK	4,517,657	4,203	–
	12,803,654	DB	10/20/2021	EUR	12,596,177	PLN	12,803,654	–	(207,477)
	44,563,997	DB	10/20/2021	EUR	43,756,362	SEK	44,563,997	–	(807,635)
	14,051,036	DB	11/17/2021	EUR	14,052,549	SEK	14,051,036	1,513	–
	105,850,601	DB	10/20/2021	EUR	103,886,597	USD	105,850,601	–	(1,964,004)
	28,690,111	BAML	12/17/2021	EUR	28,308,586	USD	28,690,111	–	(381,525)
	154,711,765	DB	10/20/2021	GBP	151,465,160	USD	154,711,765	–	(3,246,605)
	11,643,050	BAML	12/17/2021	GBP	11,435,980	USD	11,643,050	–	(207,070)
	5,096,802	DB	10/20/2021	ILS	5,068,949	USD	5,096,802	–	(27,853)
	5,332,725	DB	10/21/2021	INR	5,257,631	USD	5,332,725	–	(75,094)
	100,580,182	DB	10/20/2021	JPY	99,065,808	USD	100,580,182	–	(1,514,374)
	89,965,477	BAML	12/17/2021	JPY	89,078,935	USD	89,965,477	–	(886,542)
	2,717,927	DB	10/20/2021	KRW	2,678,910	USD	2,717,927	–	(39,017)
	46,485,166	DB	10/20/2021	MXN	45,040,618	USD	46,485,166	–	(1,444,548)
	33,405,374	BAML	12/17/2021	MXN	32,323,280	USD	33,405,374	–	(1,082,094)
	24,407,793	DB	10/20/2021	NOK	24,156,090	EUR	24,407,793	–	(251,703)
	290,515	DB	11/17/2021	NOK	290,999	EUR	290,515	484	–
	51,010,600	DB	10/20/2021	NOK	50,487,852	USD	51,010,600	–	(522,748)
	87,726,024	DB	10/20/2021	NZD	85,634,960	USD	87,726,024	–	(2,091,064)
	2,971,824	BAML	12/17/2021	NZD	2,910,709	USD	2,971,824	–	(61,115)
	13,007,118	DB	10/20/2021	PLN	12,603,129	EUR	13,007,118	–	(403,989)
	19,483,444	DB	10/20/2021	PLN	18,942,094	USD	19,483,444	–	(541,350)
	866,330	DB	11/17/2021	PLN	864,784	USD	866,330	–	(1,546)
	57,243,269	DB	10/20/2021	RUB	57,584,608	USD	57,243,269	341,339	–
	44,447,064	DB	10/20/2021	SEK	43,864,602	EUR	44,447,064	–	(582,462)
	1,184,989	DB	11/17/2021	SEK	1,188,471	EUR	1,184,989	3,482	–
	58,247,149	DB	10/20/2021	SEK	57,312,251	USD	58,247,149	–	(934,898)
	14,444,421	DB	10/20/2021	SGD	14,309,340	USD	14,444,421	–	(135,081)
	34,726,012	DB	10/20/2021	ZAR	33,702,138	USD	34,726,012	–	(1,023,874)
	4,071,495	DB	11/17/2021	ZAR	4,066,288	USD	4,071,495	–	(5,207)
Total Purchase Contracts					1,512,880,944		1,535,372,090	568,684	(23,059,830)

Sale Contracts:
	$109,598,007	DB	10/20/2021	USD	$108,567,864	AUD	$109,598,007	$1,030,143	$–
	119,229,344	BAML	12/17/2021	USD	117,098,625	AUD	119,229,344	2,130,719	–
	23,390,757	DB	10/20/2021	USD	22,739,613	BRL	23,390,757	651,144	–
	86,669,353	DB	10/20/2021	USD	86,496,573	CAD	86,669,353	172,780	–
	98,264,595	BAML	12/17/2021	USD	98,479,688	CAD	98,264,595	–	(215,093)
	207,942,162	DB	10/20/2021	USD	207,122,444	CHF	207,942,162	819,718	–
	42,732,357	DB	11/17/2021	USD	42,811,737	CHF	42,732,357	–	(79,380)
	71,629,770	BAML	12/17/2021	USD	71,186,110	CHF	71,629,770	443,660	–
	4,708,426	DB	10/20/2021	USD	4,568,931	CLP	4,708,426	139,495	–
	24,407,793	DB	10/20/2021	NOK	24,033,553	EUR	24,407,793	374,240	–
	290,515	DB	11/17/2021	NOK	289,863	EUR	290,515	652	–
	13,007,118	DB	10/20/2021	PLN	12,769,998	EUR	13,007,118	237,120	–
	44,447,064	DB	10/20/2021	SEK	43,756,362	EUR	44,447,064	690,702	–
	1,184,989	DB	11/17/2021	SEK	1,182,640	EUR	1,184,989	2,349	–
	228,856,073	DB	10/20/2021	USD	226,418,317	EUR	228,856,073	2,437,756	–
	206,547,994	BAML	12/17/2021	USD	202,765,645	EUR	206,547,994	3,782,349	–
	246,979,517	DB	10/20/2021	USD	244,559,439	GBP	246,979,517	2,420,078	–
	75,392,868	BAML	12/17/2021	USD	73,926,883	GBP	75,392,868	1,465,985	–
	5,097,783	DB	10/20/2021	USD	5,068,949	ILS	5,097,783	28,834	–
	325,593	DB	11/17/2021	USD	325,822	ILS	325,593	–	(229)
	1,171,357	DB	10/21/2021	USD	1,170,169	INR	1,171,357	1,188	–
	212,905,510	DB	10/20/2021	USD	211,089,969	JPY	212,905,510	1,815,541	–
	222,690,494	BAML	12/17/2021	USD	220,864,746	JPY	222,690,494	1,825,748	–
	217,697	DB	10/20/2021	USD	213,604	KRW	217,697	4,093	–
	61,767,262	DB	10/20/2021	USD	60,859,840	MXN	61,767,262	907,422	–
	4,539,452	BAML	12/17/2021	USD	4,412,888	MXN	4,539,452	126,564	–
	24,452,143	DB	10/20/2021	EUR	24,195,909	NOK	24,452,143	256,234	–
	4,517,657	DB	11/17/2021	EUR	4,548,838	NOK	4,517,657	–	(31,181)
	39,277,579	DB	10/20/2021	USD	38,935,876	NOK	39,277,579	341,703	–
	54,782,819	DB	10/20/2021	USD	54,275,971	NZD	54,782,819	506,848	–
	18,071,181	BAML	12/17/2021	USD	17,615,343	NZD	18,071,181	455,838	–
	12,803,654	DB	10/20/2021	EUR	12,485,874	PLN	12,803,654	317,780	–
	19,239,098	DB	10/20/2021	USD	18,942,094	PLN	19,239,098	297,004	–
	671,921	DB	11/17/2021	USD	673,727	PLN	671,921	–	(1,806)
	38,579,292	DB	10/20/2021	USD	38,909,854	RUB	38,579,292	–	(330,562)
	44,563,997	DB	10/20/2021	EUR	43,984,358	SEK	44,563,997	579,639	–
	14,051,036	DB	11/17/2021	EUR	14,120,805	SEK	14,051,036	–	(69,769)
	55,144,174	DB	10/20/2021	USD	54,632,058	SEK	55,144,174	512,116	–
	14,015,961	DB	10/20/2021	USD	13,963,207	SGD	14,015,961	52,754	–
	34,745,051	DB	10/20/2021	USD	33,702,138	ZAR	34,745,051	1,042,913	–
	2,664,205	DB	11/17/2021	USD	2,681,178	ZAR	2,664,205	–	(16,973)
Total Sale Contracts					2,466,447,502		2,491,573,618	25,871,109	(744,993)
Net Forward Currency Contracts					$(953,566,558)		$(956,201,528)	$26,439,793	$(23,804,823)
Net Unrealized Appreciation								$2,634,970

Counterparty Abbreviations:
BAML	Bank of America Merrill Lynch
DB	Deutsche Bank

Currency Abbreviations:
AUD	AUSTRALIAN DOLLAR	ILS	ISRAELI NEW SHEQEL	RUB	RUSSIAN RUBLE
BRL	BRAZILIAN REAL	INR	INDIAN RUPEE	SEK	SWEDISH KRONA
CAD	CANADIAN DOLLAR	JPY	JAPANESE YEN	SGD	SINGAPORE DOLLAR
CHF	SWISS FRANC	KRW	SOUTH KOREAN WON	USD	U.S. DOLLAR
CLP	CHILEAN PESO	MXN	MEXICAN PESO	ZAR	SOUTH AFRICAN RAND
COP	COLOMBIAN PESO	NOK	NORWEGIAN KRONE
EUR	EURO	NZD	NEW ZEALAND DOLLAR
GBP	BRITISH POUND	PLN	POLISH ZLOTY

LoCorr Macro Strategies Fund
Consolidated Schedule of Open Futures Contracts
September 30, 2021 (Unaudited)

						Value
Description		Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Notional Amount At Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
	10 Yr Mini JGB	17	Dec-21	$2,314,120	$2,316,816	$-	$(2,696)
	3 Mo Euro Euribor	1552	Dec-22	451,325,843	451,498,066	-	(172,223)
	90 Day Euro	115	Mar-23	28,568,875	28,594,745	-	(25,870)
	90 Day Euro	175	Jun-22	43,660,313	43,653,149	7,164	-
	90 Day Euro	380	Sep-22	94,700,750	94,723,623	-	(22,873)
	90 Day Euro	931	Dec-22	231,597,888	231,759,893	-	(162,005)
	Aluminum - 90 Day Settlement (a)(b)	1	Oct-21	72,365	63,865	8,500	-
	Aluminum - 90 Day Settlement (a)(b)	1	Oct-21	71,089	62,503	8,586	-
	Aluminum - 90 Day Settlement (a)(b)	2	Oct-21	142,351	126,609	15,742	-
	Aluminum - 90 Day Settlement (a)(b)	4	Oct-21	284,950	244,774	40,176	-
	Aluminum - 90 Day Settlement (a)(b)	3	Oct-21	213,731	184,321	29,410	-
	Aluminum - 90 Day Settlement (a)(b)	1	Oct-21	71,206	61,015	10,191	-
	Aluminum - 90 Day Settlement (a)(b)	2	Oct-21	142,501	126,082	16,419	-
	Aluminum - 90 Day Settlement (a)(b)	1	Oct-21	71,268	63,013	8,255	-
	Aluminum - 90 Day Settlement (a)(b)	1	Oct-21	71,277	64,393	6,884	-
	Aluminum - 90 Day Settlement (a)(b)	1	Oct-21	74,438	73,914	524	-
	Aluminum - 90 Day Settlement (a)(b)	1	Nov-21	71,330	64,228	7,102	-
	Aluminum - 90 Day Settlement (a)(b)	1	Nov-21	71,374	63,632	7,742	-
	Aluminum - 90 Day Settlement (a)(b)	1	Nov-21	71,419	63,921	7,498	-
	Aluminum - 90 Day Settlement (a)(b)	1	Nov-21	71,440	67,990	3,450	-
	Aluminum - 90 Day Settlement (a)(b)	2	Dec-21	142,886	139,363	3,523	-
	Aluminum - 90 Day Settlement (a)(b)	2	Dec-21	142,887	145,365	-	(2,478)
	Aluminum - 90 Day Settlement (a)(b)	2	Dec-21	142,862	143,963	-	(1,101)
	Aluminum - 90 Day Settlement (a)(b)	1	Dec-21	71,406	71,817	-	(411)
	Aluminum - 90 Day Settlement (a)(b)	2	Dec-21	142,763	144,784	-	(2,021)
	Aluminum - 90 Day Settlement (a)(b)	2	Dec-21	142,794	145,558	-	(2,764)
	Aluminum - 90 Day Settlement (a)(b)	1	Dec-21	71,463	72,772	-	(1,309)
	Aluminum - 90 Day Settlement (a)(b)	1	Dec-21	72,033	72,033	-	-
	Aluminum (a)(b)	379	Dec-21	27,072,444	25,292,917	1,779,527	-
	Amsterdam Exchange Index	9	Oct-21	1,606,155	1,625,576	-	(19,421)
	Australian 10 Yr Bond	2163	Dec-21	221,226,691	223,870,450	-	(2,643,759)
	Australian 3 Yr Bond	148	Dec-21	12,458,491	12,497,668	-	(39,177)
	Brent Crude (a)	74	Nov-21	5,737,220	5,492,524	244,696	-
	Brent Crude (a)	19	Dec-21	1,458,440	1,404,701	53,739	-
	Brent Crude (a)	16	Jan-22	1,216,960	1,165,438	51,522	-
	Brent Crude (a)	9	Feb-22	678,780	655,520	23,260	-
	Brent Crude (a)	5	Mar-22	374,200	355,046	19,154	-
	Brent Crude (a)	634	Oct-21	49,648,540	47,436,722	2,211,818	-
	CAC 40 10 Euro Index	331	Oct-21	24,990,826	25,268,497	-	(277,671)
	Canadian 10 Yr Bond	1128	Dec-21	127,485,552	129,958,932	-	(2,473,380)
	Cocoa (a)	37	Dec-21	934,260	912,835	21,425	-
	Coffee (a)	163	Dec-21	11,858,250	11,423,389	434,861	-
	Copper - 90 Day Settlement (a)(b)	1	Oct-21	229,350	233,733	-	(4,383)
	Copper - 90 Day Settlement (a)(b)	1	Oct-21	223,550	232,291	-	(8,741)
	Copper - 90 Day Settlement (a)(b)	1	Oct-21	223,513	233,427	-	(9,914)
	Copper - 90 Day Settlement (a)(b)	1	Oct-21	223,488	245,030	-	(21,542)
	Copper - 90 Day Settlement (a)(b)	3	Nov-21	670,294	704,942	-	(34,648)
	Copper - 90 Day Settlement (a)(b)	1	Dec-21	223,425	241,745	-	(18,320)
	Copper - 90 Day Settlement (a)(b)	1	Dec-21	223,356	235,721	-	(12,365)
	Copper - 90 Day Settlement (a)(b)	1	Dec-21	223,344	232,126	-	(8,782)
	Copper (a)(b)	159	Dec-21	35,521,594	37,387,185	-	(1,865,591)
	Corn (a)	191	Dec-21	5,125,963	5,311,093	-	(185,130)
	Cotton No.2 (a)	159	Dec-21	8,411,100	7,377,024	1,034,076	-
	DAX Index	77	Dec-21	34,089,424	34,838,497	-	(749,073)
	Dollar	117	Dec-21	11,026,080	10,850,461	175,619	-
	Dow Jones Industrial Average Mini E-Cbot Index	277	Dec-21	46,704,970	47,780,844	-	(1,075,874)
	Euro-Bobl	3888	Dec-21	607,677,331	608,880,014	-	(1,202,683)
	Euro-Bund	1537	Dec-21	302,343,727	304,890,077	-	(2,546,350)
	Euro-Buxl 30 Yr Bond	46	Dec-21	10,834,750	10,864,752	-	(30,002)
	Euro-Schatz	1142	Dec-21	148,428,252	148,523,490	-	(95,238)
	Euro-Stoxx 50 Index	826	Dec-21	38,731,008	39,472,068	-	(741,060)
	FTSE 100 Index	935	Dec-21	89,113,309	88,535,519	577,790	-
	FTSE/JSE Top 40 Index	19	Dec-21	734,084	731,909	2,175	-
	Gasoline RBOB (a)	11	Dec-21	987,894	971,337	16,557	-
	Gasoline RBOB (a)	5	Jan-22	448,350	442,118	6,232	-
	Gasoline RBOB (a)	259	Oct-21	23,866,332	23,204,724	661,608	-
	Gasoline RBOB (a)	32	Nov-21	2,897,798	2,845,545	52,253	-
	Gold (a)	51	Dec-21	8,960,700	8,958,308	2,392	-
	Hard Red Wheat (a)	233	Dec-21	8,524,888	8,446,041	78,847	-
	Heating Oil (a)	13	Dec-21	1,267,812	1,249,154	18,658	-
	Heating Oil (a)	7	Jan-22	677,758	644,872	32,886	-
	Heating Oil (a)	614	Oct-21	60,305,238	57,964,860	2,340,378	-
	Heating Oil (a)	64	Nov-21	6,268,147	6,024,520	243,627	-
	H-Shares Index	25	Oct-21	1,400,352	1,406,393	-	(6,041)
	ICE ECX EMISSION	4	Dec-21	286,065	297,981	-	(11,916)
	Japanese 10 Yr Bond	72	Dec-21	97,925,693	98,193,282	-	(267,589)
	Lead (a)(b)	16	Dec-21	838,400	921,089	-	(82,689)
	Lean Hogs (a)	43	Dec-21	1,468,880	1,446,180	22,700	-
	Long Gilt	1325	Dec-21	223,430,952	227,057,670	-	(3,626,718)
	Low Sulphur Gasoil (a)	19	Jan-22	1,266,825	1,257,271	9,554	-
	Low Sulphur Gasoil (a)	450	Nov-21	30,397,500	28,770,645	1,626,855	-
	Low Sulphur Gasoil (a)	51	Dec-21	3,422,100	3,360,258	61,842	-
	MSCI EAFE Index	11	Dec-21	1,246,850	1,245,507	1,343	-
	Nasdaq 100 E-Mini Index	339	Dec-21	99,547,350	102,272,586	-	(2,725,236)
	Natural Gas (a)	11	Dec-21	668,030	662,710	5,320	-
	Natural Gas (a)	3	Feb-22	165,510	163,405	2,105	-
	Natural Gas (a)	309	Oct-21	18,129,030	16,673,187	1,455,843	-
	Nickel - 90 Day Settlement (a)(b)	1	Oct-21	107,688	110,035	-	(2,347)
	Nickel - 90 Day Settlement (a)(b)	1	Oct-21	107,688	112,458	-	(4,770)
	Nickel - 90 Day Settlement (a)(b)	1	Oct-21	107,643	113,468	-	(5,825)
	Nickel - 90 Day Settlement (a)(b)	2	Nov-21	215,276	227,216	-	(11,940)
	Nickel - 90 Day Settlement (a)(b)	1	Nov-21	107,583	111,587	-	(4,004)
	Nickel (a)(b)	44	Dec-21	4,735,236	5,122,222	-	(386,986)
	Nikkei 225 Index (OSE)	149	Dec-21	39,440,586	40,162,645	-	(722,059)
	Nikkei 225 Index (SGX)	37	Dec-21	4,931,892	4,935,448	-	(3,556)
	Platinum (a)	2	Jan-22	96,240	96,269	-	(29)
	Russell 2000 Mini Index	191	Dec-21	21,017,640	21,277,139	-	(259,499)
	S&P 500 E-Mini Index	447	Dec-21	96,054,713	97,960,762	-	(1,906,049)
	S&P/TSX 60 Index	59	Dec-21	11,143,202	11,286,664	-	(143,462)
	Soybean Oil (a)	13	Dec-21	457,782	456,882	900	-
	SPI 200 Index	17	Dec-21	2,240,804	2,238,491	2,313	-
	Sugar (a)	407	Feb-22	9,271,786	8,976,866	294,920	-
	Tokyo Price Index	305	Dec-21	55,645,132	56,326,328	-	(681,196)
	U.S. 10 Yr Note	611	Dec-21	80,413,328	81,323,441	-	(910,113)
	U.S. 2 Yr Note	33	Dec-21	7,261,805	7,268,299	-	(6,494)
	U.S. Long Bond	832	Dec-21	132,470,000	134,675,811	-	(2,205,811)
	U.S. Ultra Bond	155	Dec-21	29,614,688	29,902,325	-	(287,637)
	Wheat (a)	337	Dec-21	12,224,675	12,168,193	56,482	-
	WTI Crude (a)	28	Dec-21	2,077,320	2,007,371	69,949	-
	WTI Crude (a)	15	Jan-22	1,103,850	1,032,757	71,093	-
	WTI Crude (a)	8	Feb-22	583,920	559,524	24,396	-
	WTI Crude (a)	5	Mar-22	361,900	345,849	16,051	-
	WTI Crude (a)	475	Oct-21	35,639,250	34,501,161	1,138,089	-
	WTI Crude (a)	91	Nov-21	6,797,700	6,614,175	183,525	-
	Zinc - 90 Day Settlement (a)(b)	1	Oct-21	74,450	73,328	1,122	-
	Zinc - 90 Day Settlement (a)(b)	1	Oct-21	74,481	74,004	477	-
	Zinc - 90 Day Settlement (a)(b)	1	Oct-21	74,479	74,207	272	-
	Zinc - 90 Day Settlement (a)(b)	1	Oct-21	74,483	74,417	66	-
	Zinc - 90 Day Settlement (a)(b)	1	Nov-21	74,519	76,001	-	(1,482)
	Zinc - 90 Day Settlement (a)(b)	1	Nov-21	74,538	75,402	-	(864)
	Zinc - 90 Day Settlement (a)(b)	2	Nov-21	149,163	151,841	-	(2,678)
	Zinc - 90 Day Settlement (a)(b)	1	Nov-21	74,598	73,442	1,156	-
	Zinc - 90 Day Settlement (a)(b)	1	Dec-21	74,609	74,583	26	-
	Zinc - 90 Day Settlement (a)(b)	1	Dec-21	74,656	77,460	-	(2,804)
	Zinc - 90 Day Settlement (a)(b)	1	Dec-21	74,667	77,426	-	(2,759)
	Zinc - 90 Day Settlement (a)(b)	1	Dec-21	74,663	75,764	-	(1,101)
	Zinc (a)(b)	237	Dec-21	17,697,975	17,874,951	-	(176,976)
Total Purchase Contracts						15,310,665	(28,909,485)

Sale Contracts:
	90 Day Euro	(21)	Jun-23	$5,208,788	$5,207,555	$-	$(1,233)
	90 Day Euro	(309)	Sep-23	76,469,775	76,456,315	-	(13,460)
	90 Day Euro	(209)	Dec-23	51,651,738	51,644,319	-	(7,419)
	90 Day Sterling	(2,331)	Dec-22	389,399,051	390,659,945	1,260,894	-
	Aluminum - 90 Day Settlement (a)(b)	(1)	Oct-21	72,365	63,121	-	(9,244)
	Aluminum - 90 Day Settlement (a)(b)	(1)	Oct-21	71,089	63,071	-	(8,018)
	Aluminum - 90 Day Settlement (a)(b)	(2)	Oct-21	142,351	126,432	-	(15,919)
	Aluminum - 90 Day Settlement (a)(b)	(4)	Oct-21	284,950	243,396	-	(41,554)
	Aluminum - 90 Day Settlement (a)(b)	(3)	Oct-21	213,731	183,077	-	(30,654)
	Aluminum - 90 Day Settlement (a)(b)	(1)	Oct-21	71,206	61,334	-	(9,872)
	Aluminum - 90 Day Settlement (a)(b)	(2)	Oct-21	142,501	124,921	-	(17,580)
	Aluminum - 90 Day Settlement (a)(b)	(1)	Oct-21	71,268	62,274	-	(8,994)
	Aluminum - 90 Day Settlement (a)(b)	(1)	Oct-21	71,277	63,560	-	(7,717)
	Aluminum - 90 Day Settlement (a)(b)	(1)	Nov-21	71,330	64,541	-	(6,789)
	Aluminum - 90 Day Settlement (a)(b)	(1)	Nov-21	71,374	63,650	-	(7,724)
	Aluminum - 90 Day Settlement (a)(b)	(1)	Nov-21	71,419	63,907	-	(7,512)
	Aluminum - 90 Day Settlement (a)(b)	(1)	Nov-21	71,440	67,501	-	(3,939)
	Aluminum - 90 Day Settlement (a)(b)	(2)	Dec-21	142,886	139,496	-	(3,390)
	Aluminum - 90 Day Settlement (a)(b)	(2)	Dec-21	142,888	144,294	1,406	-
	Aluminum - 90 Day Settlement (a)(b)	(2)	Dec-21	142,863	144,861	1,998	-
	Aluminum - 90 Day Settlement (a)(b)	(1)	Dec-21	71,406	72,033	627	-
	Aluminum - 90 Day Settlement (a)(b)	(2)	Dec-21	142,762	145,335	2,573	-
	Aluminum - 90 Day Settlement (a)(b)	(2)	Dec-21	142,794	146,493	3,699	-
	Aluminum - 90 Day Settlement (a)(b)	(1)	Dec-21	71,463	73,290	1,827	-
	Aluminum - 90 Day Settlement (a)(b)	(1)	Dec-21	70,932	70,932	-	-
	Aluminum (a)(b)	(130)	Dec-21	9,286,063	8,998,134	-	(287,929)
	Australian Dollar	(4)	Dec-21	289,360	287,596	-	(1,764)
	Bovespa Index	(185)	Oct-21	3,763,119	3,789,281	26,162	-
	British Pound	(972)	Dec-21	81,860,625	81,977,368	116,743	-
	CAC 40 10 Euro Index	(80)	Oct-21	6,040,078	6,040,323	245	-
	Canadian 10 Yr Bond	(16)	Dec-21	1,808,305	1,809,163	858	-
	CBOE Volatility Index (a)	(138)	Oct-21	3,155,756	3,096,785	-	(58,971)
	CBOE Volatility Index (a)	(65)	Nov-21	1,539,584	1,533,277	-	(6,307)
	CBOE Volatility Index (a)	(17)	Dec-21	407,973	406,742	-	(1,231)
	Copper - 90 Day Settlement (a)(b)	(1)	Oct-21	229,350	235,063	5,713	-
	Copper - 90 Day Settlement (a)(b)	(1)	Oct-21	223,550	232,657	9,107	-
	Copper - 90 Day Settlement (a)(b)	(1)	Oct-21	223,513	232,206	8,693	-
	Copper - 90 Day Settlement (a)(b)	(1)	Oct-21	223,488	239,881	16,393	-
	Copper - 90 Day Settlement (a)(b)	(3)	Nov-21	670,293	694,704	24,411	-
	Copper - 90 Day Settlement (a)(b)	(1)	Dec-21	223,425	239,073	15,648	-
	Copper - 90 Day Settlement (a)(b)	(1)	Dec-21	223,356	234,461	11,105	-
	Copper - 90 Day Settlement (a)(b)	(1)	Dec-21	223,343	231,247	7,904	-
	Copper (a)(b)	(146)	Dec-21	32,617,313	33,918,089	1,300,776	-
	Copper (a)	(136)	Dec-21	13,902,600	13,882,284	-	(20,316)
	Corn (a)	(276)	Dec-21	7,407,150	7,415,313	8,163	-
	DAX Index	(27)	Dec-21	11,953,435	11,949,662	-	(3,773)
	Dow Jones Industrial Average Mini E-Cbot Index	(10)	Dec-21	1,686,100	1,691,075	4,975	-
	Euro	(290)	Dec-21	42,050,000	42,067,298	17,298	-
	Euro-Bobl	(354)	Dec-21	55,328,645	55,299,016	-	(29,629)
	Euro-BTP	(258)	Dec-21	45,410,750	45,435,448	24,698	-
	Euro-Bund	(42)	Dec-21	8,261,832	8,276,753	14,921	-
	Euro-OAT	(258)	Dec-21	49,594,694	49,627,783	33,089	-
	Euro-Schatz	(75)	Dec-21	9,747,915	9,747,876	-	(39)
	FTSE China A50 Index	(598)	Oct-21	9,264,814	9,208,339	-	(56,475)
	FTSE MIB Index	(29)	Dec-21	4,261,653	4,270,320	8,667	-
	Gold (a)	(196)	Dec-21	34,437,200	34,841,200	404,000	-
	Hang Seng Index	(313)	Oct-21	49,302,229	48,845,803	-	(456,426)
	Hard Red Wheat (a)	(47)	Dec-21	1,719,613	1,658,844	-	(60,769)
	IBEX 35 Index	(10)	Oct-21	1,021,244	1,020,152	-	(1,092)
	Japanese 10 Yr Bond	(3)	Dec-21	4,080,237	4,081,395	1,158	-
	Japanese Yen	(1,205)	Dec-21	135,276,313	135,161,798	-	(114,515)
	Lead (a)(b)	(24)	Dec-21	1,257,600	1,336,057	78,457	-
	Lean Hogs (a)	(5)	Dec-21	170,800	153,178	-	(17,622)
	Live Cattle (a)	(14)	Dec-21	704,060	711,547	7,487	-
	Long Gilt	(20)	Dec-21	3,372,543	3,379,201	6,658	-
	MSCI Emerging Markets Index	(95)	Dec-21	5,916,600	5,894,616	-	(21,984)
	MSCI Taiwan Index	(57)	Oct-21	3,372,120	3,359,155	-	(12,965)
	Nasdaq 100 E-Mini Index	(36)	Dec-21	10,571,399	10,679,028	107,629	-
	Natural Gas (a)	(8)	Jan-22	476,080	458,936	-	(17,144)
	Natural Gas (a)	(38)	Oct-21	2,229,460	2,123,211	-	(106,249)
	Natural Gas (a)	(24)	Nov-21	1,437,840	1,357,287	-	(80,553)
	Nickel - 90 Day Settlement (a)(b)	(1)	Oct-21	107,688	109,617	1,929	-
	Nickel - 90 Day Settlement (a)(b)	(1)	Oct-21	107,688	111,830	4,142	-
	Nickel - 90 Day Settlement (a)(b)	(1)	Oct-21	107,643	112,289	4,646	-
	Nickel - 90 Day Settlement (a)(b)	(2)	Nov-21	215,276	224,872	9,596	-
	Nickel - 90 Day Settlement (a)(b)	(1)	Nov-21	107,583	110,908	3,325	-
	Nickel (a)(b)	(50)	Dec-21	5,380,950	5,702,090	321,140	-
	Nikkei 225 Index (OSE)	(35)	Dec-21	9,264,566	9,390,777	126,211	-
	Nikkei 225 Index (SGX)	(13)	Dec-21	1,732,827	1,726,455	-	(6,372)
	OMX Stockholm 30 Index	(67)	Oct-21	1,724,479	1,725,150	671	-
	S&P 500 E-Mini Index	(18)	Dec-21	3,867,975	3,892,791	24,816	-
	S&P MidCap 400 E-Mini Index	(5)	Dec-21	1,316,600	1,323,182	6,582	-
	SET 50 Index	(126)	Dec-21	716,638	723,644	7,006	-
	SGX Nifty 50 Index	(17)	Oct-21	598,468	606,801	8,333	-
	Silver (a)	(306)	Dec-21	33,731,910	34,990,163	1,258,253	-
	Soybean (a)	(197)	Nov-21	12,371,600	12,652,388	280,788	-
	Soybean Meal (a)	(233)	Dec-21	7,658,710	8,440,735	782,025	-
	Sugar (a)	(40)	Feb-22	911,232	888,131	-	(23,101)
	Swiss Franc	(54)	Dec-21	7,250,850	7,240,680	-	(10,170)
	U.S. 10 Yr Note	(1,237)	Dec-21	162,800,799	162,870,981	70,182	-
	U.S. 2 Yr Note	(314)	Dec-21	69,097,173	69,143,667	46,494	-
	U.S. 5 Yr Note	(3,148)	Dec-21	386,392,409	386,502,580	110,171	-
	U.S. Long Bond	(4)	Dec-21	636,875	637,619	744	-
	Wheat (a)	(61)	Dec-21	2,212,775	2,228,875	16,100	-
	Zinc - 90 Day Settlement (a)(b)	(1)	Oct-21	74,438	73,598	-	(840)
	Zinc - 90 Day Settlement (a)(b)	(1)	Oct-21	74,450	73,482	-	(968)
	Zinc - 90 Day Settlement (a)(b)	(1)	Oct-21	74,481	74,247	-	(234)
	Zinc - 90 Day Settlement (a)(b)	(1)	Oct-21	74,479	74,138	-	(341)
	Zinc - 90 Day Settlement (a)(b)	(1)	Oct-21	74,483	74,076	-	(407)
	Zinc - 90 Day Settlement (a)(b)	(1)	Nov-21	74,519	76,047	1,528	-
	Zinc - 90 Day Settlement (a)(b)	(1)	Nov-21	74,538	74,482	-	(56)
	Zinc - 90 Day Settlement (a)(b)	(2)	Nov-21	149,163	150,070	907	-
	Zinc - 90 Day Settlement (a)(b)	(1)	Nov-21	74,598	73,317	-	(1,281)
	Zinc - 90 Day Settlement (a)(b)	(1)	Dec-21	74,609	74,849	240	-
	Zinc - 90 Day Settlement (a)(b)	(1)	Dec-21	74,656	77,303	2,647	-
	Zinc - 90 Day Settlement (a)(b)	(1)	Dec-21	74,667	76,815	2,148	-
	Zinc - 90 Day Settlement (a)(b)	(1)	Dec-21	74,663	75,796	1,133	-
	Zinc (a)(b)	(102)	Dec-21	7,616,850	7,665,936	49,086	-
Total Sale Contracts						6,674,825	(1,600,541)
Total Futures Contracts						$21,985,490	$(30,510,026)
Net Unrealized Depreciation							$(8,524,536)

(a)	Contract held by LCMFS Fund Limited.
(b)	London Metal Exchange (‘‘LME’’) futures contracts settle on their respective maturity date.
COMEX	Commodity Exchange, Inc.
NYBOT	New York Board of Trade
OSE	Osaka Securities Exchange
SGX	Singapore Exchange Limited

NOTES

Investment Valuation
Fair Value Measurement Summary
September 30, 2021 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a ‘‘Fund’’ and collectively the ‘‘Funds’’) follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, swap agreements or options contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations, a pricing service at the settlement price determined by the relevant exchange or by the counterparty. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fund-linked options are stated at fair value based on the fair value of Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC and Galaxy Plus Fund - CoreCommodity Feeder Fund (558) LLC, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

●	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

●	a multiple of earnings;

●	a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

●	yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

●	the fundamental analytical data relating to the investment;
●	the nature and duration of restrictions (if any) on disposition of the securities;
●	evaluation of the forces that influence the market in which these securities are purchased or sold;
●	changes in interest rates;
●	government (domestic or foreign) actions or pronouncements; and
●	other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

●	type of security;
●	financial statements of the issuer;
●	cost at date of purchase;
●	size of holding;
●	discount from market value of unrestricted securities of the same class at time of purchase;
●	special reports prepared by analysts;
●	information as to any transactions or offers with respect to the security;
●	existence of merger proposals or tender offers affecting the securities;
●	price and extent of public trading in similar securities of the issuer or comparable companies; and
●	other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Macro Strategies Fund’s consolidated investments and other financial instruments as of September 30, 2021:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$143,851,045	$-	$143,851,045
Corporate Bonds	-	356,523,151	-	356,523,151
Mortgage Backed Securities	-	165,740,438	-	165,740,438
Municipal Bonds	-	11,107,115	-	11,107,115
U.S. Government Agency Issues	-	157,598,773	-	157,598,773
U.S. Government Notes	-	459,192,512	-	459,192,512
Short Term Investment	62,298,223	-	-	62,298,223
Total Investments	$62,298,223	$1,294,013,034	$-	$1,356,311,257

Other Financial Instruments*
Forward Currency Contracts
Purchase	$-	$(22,491,146)	$-	$(22,491,146)
Sale	-	25,126,116	-	25,126,116
Total Forward Currency Contracts	-	2,634,970	-	2,634,970
Futures Contracts
Long	(13,598,820)	-	-	(13,598,820)
Short	5,074,284	-	-	5,074,284
Total Futures Contracts	(8,524,536)	-	-	(8,524,536)
Total Other Financial Instruments	$(8,524,536)	$2,634,970	$-	$(5,889,566)

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s other financial instruments represents the net unrealized appreciation (depreciation) at September 30, 2021.

The LoCorr Macro Strategies Fund did not hold any Level 3 assets during the period.